GUARANTOR AND NON-GUARANTOR CONDENSED CONSOLIDATING FINANCIAL STATEMENTS - DOLLAR THRIFTY (Details 3) (USD $)	6 Months Ended		12 Months Ended				1 Months Ended	9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended	9 Months Ended		12 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012	Nov. 30, 2009 Dollar Thrifty Automotive Group Inc	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc Guarantor Subsidiaries	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc Guarantor Subsidiaries	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc Guarantor Subsidiaries	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc Non-Guarantor Subsidiaries	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc Non-Guarantor Subsidiaries	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc Non-Guarantor Subsidiaries	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc Eliminations	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc Eliminations	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc Eliminations
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Net cash provided by operating activities	$ 1,466,000,000	$ 1,183,000,000	$ 2,748,412,000	$ 2,258,521,000	$ 2,237,927,000			$ 434,770,000	$ 458,610,000	$ 567,294,000	$ 461,941,000	$ 535,924,000	$ 206,985,000	$ 268,555,000	$ 306,521,000	$ 319,585,000	$ 262,206,000	$ 347,234,000	$ (91,800,000)	$ (72,151,000)	$ (86,461,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments to Acquire Revenue Earning Equipment	(6,825,500,000)	(5,711,000,000)	(9,613,239,000)	(9,454,311,000)	(8,440,872,000)			(1,380,617,000)	(983,879,000)	(1,168,532,000)	(1,239,088,000)	(1,060,251,000)	(38,350,000)	(46,155,000)	(58,522,000)	(1,342,267,000)	(937,724,000)	(1,110,010,000)
Revenue-earning vehicles-Proceeds from sales	3,742,800,000	3,608,300,000	7,125,096,000	7,850,442,000	7,518,446,000			757,091,000	492,008,000	757,766,000	856,775,000	1,477,368,000	26,623,000	31,135,000	42,746,000	730,468,000	460,873,000	715,020,000
Net change in cash & cash equivalents required minimum balance									100,000,000	100,000,000		(100,000,000)		100,000,000	100,000,000
Net change in restricted cash and investments								103,645,000	76,306,000	(75,461,000)	345,786,000	(22,750,000)	(4,817,000)	270,000	16,000	108,462,000	76,036,000	(75,477,000)
Property, equipment and software-Purchases								(13,901,000)	(11,196,000)	(16,633,000)	(23,031,000)	(15,508,000)	(13,817,000)	(11,108,000)	(16,543,000)	(84,000)	(88,000)	(90,000)
Property, equipment and software-Proceeds from sales								3,491,000	353,000	359,000	464,000	104,000	3,491,000	324,000	330,000		29,000	29,000
Dividends received													79,000,000	191,675,000	266,675,000				(79,000,000)	(191,675,000)	(266,675,000)
Investment in subsidiary													(231,600,000)	(249,389,000)	(247,713,000)				231,600,000	249,389,000	247,713,000
Intercompany													(35,029,000)	(119,298,000)	(139,869,000)	(56,793,000)	5,583,000	8,993,000	91,822,000	113,715,000	130,876,000
Net cash used in investing activities	(3,264,100,000)	(2,215,800,000)	(4,747,290,000)	(2,192,902,000)	(943,568,000)			(530,291,000)	(326,408,000)	(402,501,000)	(59,094,000)	278,955,000	(214,499,000)	(102,546,000)	(52,880,000)	(560,214,000)	(395,291,000)	(461,535,000)	244,422,000	171,429,000	111,914,000
Debt and other obligations:
Proceeds from vehicle debt and other obligations								581,169,000	1,137,903,000	1,537,903,000	526,876,000	44,781,000				581,169,000	1,192,226,000	1,592,466,000		(54,323,000)	(54,563,000)
Payments of vehicle debt and other obligations								(500,000,000)	(1,072,073,000)	(1,387,073,000)	(847,448,000)	(785,225,000)				(500,000,000)	(1,081,350,000)	(1,396,350,000)		9,277,000	9,277,000
Payments-non-vehicle debt									(148,125,000)	(148,125,000)	(10,000,000)	(20,000,000)		(148,125,000)	(148,125,000)
Issuance of common shares							120,600,000	1,694,000	2,921,000	4,774,000	2,988,000	129,583,000	1,694,000	2,921,000	4,774,000
Net settlement of employee withholding taxes on share-based awards								(1,215,000)	(3,205,000)	(3,205,000)	(722,000)		(1,215,000)	(3,205,000)	(3,205,000)
Purchases of common stock for the treasury								(29,136,000)					(29,136,000)
Payments of Financing Costs	(20,600,000)	(6,900,000)	(49,433,000)	(91,482,000)	(78,151,000)			(8,770,000)	(13,303,000)	(14,757,000)	(11,792,000)	(6,615,000)	(7,825,000)	(1,997,000)	(2,038,000)	(945,000)	(11,306,000)	(12,719,000)
Dividends paid																(79,000,000)	(191,675,000)	(266,675,000)	79,000,000	191,675,000	266,675,000
Capital contribution from Parent	0	0	0	0	0											231,622,000	245,907,000	246,842,000	(231,622,000)	(245,907,000)	(246,842,000)
Net cash provided by (used in) financing activities	1,756,100,000	692,400,000	1,595,166,000	(1,512,255,000)	104,517,000			43,742,000	(95,882,000)	(119,298,000)	(340,098,000)	(644,111,000)	(36,482,000)	(150,406,000)	(257,409,000)	232,846,000	153,802,000	163,564,000	(152,622,000)	(99,278,000)	(25,453,000)
CHANGE IN CASH AND CASH EQUIVALENTS	(50,200,000)	(345,200,000)	(397,973,000)	(1,442,798,000)	1,388,539,000			(51,779,000)	36,320,000	45,495,000	62,749,000	170,768,000	(43,996,000)	15,603,000	(3,768,000)	(7,783,000)	20,717,000	49,263,000
CASH AND CASH EQUIVALENTS:
Cash and cash equivalents at beginning of period	533,235,000	931,208,000	931,208,000	2,374,006,000	985,467,000	586,000,000		508,648,000	463,153,000	463,153,000	400,404,000	229,636,000	446,239,000	450,007,000	450,007,000	62,409,000	13,146,000	13,146,000
Cash and cash equivalents at end of period	$ 483,000,000	$ 586,000,000	$ 533,235,000	$ 931,208,000	$ 2,374,006,000	$ 586,000,000		$ 456,869,000	$ 499,473,000	$ 508,648,000	$ 463,153,000	$ 400,404,000	$ 402,243,000	$ 465,610,000	$ 446,239,000	$ 54,626,000	$ 33,863,000	$ 62,409,000